Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	744,978	1,307,080
Allowance for doubtful accounts	(28,772)	(46,616)
Accounts receivable, net	716,206	1,260,464

The movements in the allowance for doubtful accounts are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	(19,263)	(28,772)
Additions	(22,373)	(20,121)
Reversals	10,328	2,257
Write-offs	2,536	20
Balance at end of the year	(28,772)	(46,616)